UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	10/31

Date of reporting period:	7/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Schedules of Investments (unaudited)
Seligman Emerging Markets Fund
July 31, 2008

	Shares	Value

Common Stocks 95.4%
Brazil 16.0%
Amil Participacoes* (Insurance)	81,500	$702,452
Banco Itau Holding (ADR) (Commercial Banks)	114,900	2,447,370
Bolsa de Mercadorias e Futuros (Diversified Financial Services)	99,800	879,295
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR) (Food and Staples Retailing)	18,900	871,101
Companhia Energetica de Minas Gerais “CEMIG” (ADR) (Electric Utilities)	50,100	1,189,875
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	89,916	2,700,177
Cosan SA Industria e Comercio (Food Products)	80,320	1,052,995
IronX Mineracao* (Metals and Mining)	23,100	393,775
LLX Logistica* (Transportation Infrastructure)	23,100	75,363
OdontoPrev* (Health Care Providers and Services)	27,400	717,232
Petroleo Brasileiro “Petrobras” (ADR) (Oil, Gas and Consumable Fuels)	84,000	4,696,440
Usinas Siderurgicas de Minas Gerais “Usiminas” (Metals and Mining)	66,325	2,830,764
Weg (Machinery)	56,600	650,450

		19,207,289

Chile 1.7%
Enersis (ADR) (Electric Utilities)	41,100	732,402
Sociedad Quimica y Minera de Chile SA (ADR) (Chemicals)	30,100	1,231,993

		1,964,395

China 17.1%
Angang Steel (Class H) (Metals and Mining)	292,000	590,202
China Life Insurance (Class H)* (Insurance)	270,000	1,020,101
China Mobile (ADR) (Wireless Telecommunication Services)	52,700	3,522,995
China Overseas Land & Investment (Real Estate Management and Development)	158,000	281,763
China Resources Enterprise (Distributors)	516,000	1,317,248
China Shenhua Energy (Class H)* (Oil, Gas and Consumable Fuels)	295,000	1,087,574
First Pacific* (Diversified Financial Services)	966,000	552,369
Golden Meditech (Health Care Equipment and Supplies)	1,912,000	608,788
Hong Kong Exchange and Clearing (Diversified Financials)	63,600	941,308
Hopson Development Holdings (Real Estate Management and Development)	392,000	413,738
Industrial and Commercial Bank of China “ICBC” (Class H)* (Commercial Banks)	2,149,000	1,616,772
Maanshan Iron & Steel (Class H) (Metals and Mining)	962,000	591,310
PetroChina (Oil, Gas and Consumable Fuels)	1,268,000	1,693,018
Shanghai Electric Group (Electrical Equipment)	3,032,000	1,332,534
Shangri-La Asia (Hotels, Restaurants and Leisure)	820,000	1,759,194
Simcere Pharmaceutical (ADR)* (Pharmaceuticals)	69,973	839,676
Weiqiao Textile (Textiles, Apparel and Luxury Goods)	92,000	70,592
WSP Holdings (ADR)* (Energy Equipment and Services)	141,000	1,064,550
Wumart Stores (Food and Staples Retailing)	1,277,178	1,226,332

		20,530,064

Egypt 4.6%
EFG Hermes Holding (Capital Markets)	138,513	1,237,339
Orascom Construction Industries (Construction and Engineering)	41,320	3,024,704
Orascom Telecom Holding (Wireless Telecommunication Services)	34,581	368,712
Talaat Moustafa Group* (Real Estate Management and Development)	563,114	860,789

		5,491,544

Hungary 0.7%
Richter Gedeon (Pharmaceuticals)	3,874	883,556

India 10.0%
Bharat Heavy Electricals (Electrical Equipment)	38,442	1,500,913
Educomp Solutions (Diversified Consumer Services)	9,130	684,285
Financial Technologies India (Software)	17,896	602,071
Firstsource Solutions* (IT Services)	758,959	595,038
JSW Steel (Metals and Mining)	66,066	1,121,242
Lanco Infratech* (Construction and Engineering)	103,514	745,419
Larsen & Toubro (Construction and Engineering)	12,079	730,351
Nicholas Piramal India (Pharmaceuticals)	171,651	1,287,955
Piramal Life Sciences* (Biotechnology)	56,745	230,966
Ranbaxy Laboratories (Pharmaceuticals)	74,335	852,303
Reliance Industries (Oil, Gas and Consumable Fuels)	42,838	2,209,247
Tata Chemicals (Chemicals)	197,302	1,454,852

		12,014,642

Israel 4.0%
Israel Chemicals (Chemicals)	80,612	1,483,110
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	73,700	3,304,708

		4,787,818

Jordan 0.7%
Hikma Pharmaceuticals (Pharmaceuticals)	109,012	855,408

Malaysia 2.1%
Alliance Fiancial Group* (Commercial Banks)	834,000	718,143
AMMB Holdings (Diversified Financial Services)	942,000	957,599
Kulim (Malaysia) (Food Products)	351,200	865,184

		2,540,926

Mexico 5.9%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	57,400	2,898,126
Genoma Lab Internacional* (Pharmaceuticals)	271,200	418,738
Grupo Televisa (ADR) (Media)	42,900	964,821
Impulsora del Dessarrollo y el Empleo an America Latina (Series B-1)* (Construction and Engineering)	374,300	574,197
Wal-Mart de Mexico (Series V) (Food and Staples Retailing)	539,500	2,194,813

		7,050,695

Panama 0.5%
Copa Holdings (Class A)* (Airlines)	17,800	637,241

Papua New Guinea 0.6%
New Britain Palm Oil (Food Products)	85,519	670,731

Peru 1.2%
Compania de Minas Buenaventura (Class B) (ADR) (Metals and Mining)	51,600	1,388,556

Philippines 0.6%
Philippine Long Distance Telephone (ADR) (Diversified Telecommunication Services)	12,600	716,310

Qatar 0.5%
Commerical Bank of Qatar (GDR)*† (Commercial Banks)	81,600	611,184

Russia 8.1%
Cherkizovo Group* (Food Products)	27,235	490,230
Eurasia Drilling (GDR)* (Energy Equipment and Services)	33,500	687,085
LUKOIL (ADR) (Oil, Gas and Consumable Fuels)	14,300	1,196,910
OAO Gazprom (ADR) (Oil, Gas and Consumable Fuels)	10,081	485,904
OAO Gazprom (ADR)† (Oil, Gas and Consumable Fuels)	92,189	4,416,911
OAO Rosneft Oil (GDR) (Oil, Gas and Consumable Fuels)	95,600	1,018,140
Sberbank (Commercial Banks)	499,668	1,487,507

		9,782,687

Singapore 0.6%
Yangzijiang Shipbuilding Holdings* (Machinery)	1,287,000	749,100

South Africa 5.9%
African Bank Investments (Diversified Financial Services)	266,082	1,001,035
Aspen Pharmacare* (Pharmaceuticals)	216,601	1,238,056
Impala Platinum Holdings (Metals And Mining)	58,272	1,945,468
JD Group (Specialty Retail)	8,310	33,706
Lewis Group (Specialty Retail)	6,436	33,698
MTN Group (Wireless Telecommunication Services)	79,364	1,367,242
Truworths International (Specialty Retail)	363,377	1,438,794

		7,057,999

South Korea 1.5%
LG Electronics (Household Durables)	17,960	1,826,803

Switzerland 0.8%
Orascom Development Holding* (Hotels, Restaurants and Leisure)	8,736	956,495

Taiwan 3.6%
HON HAI Precision Industry (Electronic Equipment and Instruments)	355,400	1,714,449
MediaTek (Semiconductors and Semiconductor Equipment)	79,000	814,222
Powertech Technology (Semiconductors and Semiconductor Equipment)	353,107	998,366
Taiwan Cellular* (Wireless Telecommunication Services)	451,000	812,077

		4,339,114

Thailand 1.3%
Bangkok Bank (Commercial Banks)	289,300	954,162
Bank of Ayudhya* (Commercial Banks)	1,076,600	626,254

		1,580,416

Turkey 5.9%
Akcansa Cimento (Construction Materials)	29,334	119,015
Aksigorta (Insurance)	53,555	239,713
Cimsa Cimento Sanayi ve Ticaret (Construction Materials)	82,406	399,765
Dogan Sirketler Gruby Holding* (Industrial Conglomerates)	623,851	919,820
Haci Omer Sabanci Holding (Diversified Financial Services)	248,294	1,236,810
Koc Holding (Industrial Conglomerates)	409,689	1,640,795
Turk Telekomunikasyon* (Diversified Telecommunication Services)	302,473	1,106,922
Turkcell Iletisim Hizmetleri (Wireless Telecommunication Services)	181,269	1,398,606

		7,061,446

United States 1.5%
iShares MSCI Emerging Markets Index Fund (Index Derivatives)	42,300	1,804,095

Total Common Stocks		114,508,514

Preferred Stocks 2.7%
Brazil 2.7%
Petroleo Brasileiro “Petrobras” (Oil, Gas and Consumable Fuels)	53,700	1,230,818
Votorantim Celulose e Papel (Paper and Forest Products)	86,000	2,093,584

Total Preferred Stocks		3,324,402

Total Investments 98.1%		117,832,916
Other Assets Less Liabilities 1.9%		2,236,827

Net Assets 100.0%		$120,069,743

Seligman Global Growth Fund
July 31, 2008

	Shares	Value

Common Stocks 98.3%
Australia 1.6%
CSL (Biotechnology)	16,781	$544,915

Brazil 1.2%
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	13,400	402,402

Canada 5.0%
Cameco (Oil, Gas and Consumable Fuels)	9,800	352,114
Potash Corp. of Saskatchewan (Chemicals)	2,700	551,529
Research In Motion* (Communications Equipment)	3,200	393,024
Suncor Energy (Oil, Gas and Consumable Fuels)	8,100	440,301

		1,736,968

China 0.8%
Focus Media Holding (ADR)* (Media)	9,900	294,129

Denmark 3.7%
Carlsberg (Class B) (Beverages)	6,975	565,889
Vestas Wind Systems (Electrical Equipment)	5,400	709,915

		1,275,804

France 3.1%
Alstom* (Electrical Equipment)	5,066	570,776
Societe Generale (Commercial Banks)	5,354	498,482

		1,069,258

Germany 2.9%
Arcandor (Multiline Retail)	18,018	208,579
Commerzbank (Commercial Banks)	11,712	378,851
Siemens (Industrial Conglomerates)	3,376	414,150

		1,001,580

Greece 1.1%
National Bank of Greece (Commercial Banks)	8,150	388,317

Ireland 2.2%
Elan (ADR)* (Pharmaceuticals)	22,700	455,135
Ryanair Holdings (ADR)* (Airlines)	12,500	304,375

		759,510

Israel 1.6%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	12,600	564,984

Japan 4.0%
Mitsui (Trading Companies and Distributors)	30,000	623,030
Nintendo (Software)	1,600	771,552

		1,394,582

Luxembourg 1.2%
Millicom International Cellular (Wireless Telecommunication Services)	5,500	425,590

Norway 2.1%
Seadrill* (Energy Equipment and Services)	23,700	712,140

Spain 4.6%
Gamesa Corporacion Tecnologica (Electrical Equipment)	10,252	488,059
Iberdrola Renovables* (Independent Power Producers and Energy Traders)	91,331	605,010
Telefonica (Diversified Telecommunication Services)	19,562	509,618

		1,602,687

Switzerland 8.1%
ABB* (Electrical Equipment)	12,343	325,249
Julius Baer Holding (Capital Markets)	8,186	522,280
Nestle (Food Products)	16,860	738,900
Roche Holding (Pharmaceuticals)	2,769	511,347
Xstrata (Metals and Mining)	9,951	713,354

		2,811,130

Taiwan 1.1%
HON HAI Precision Industry (Electronic Equipment and Instruments)	79,920	385,534

United Kingdom 5.1%
BHP Billiton (Metals and Mining)	25,737	858,881
Man Group (Capital Markets)	42,980	519,193
Reckitt Benckiser Group (Household Products)	7,488	409,277

		1,787,351

United States 48.9%
Alcoa (Metals and Mining)	12,800	432,000
Allergan (Pharmaceuticals)	14,500	752,985
American Tower (Class A)* (Wireless Telecommunication Services)	18,700	783,530
Apple* (Computers and Peripherals)	4,300	683,485
Corning (Communications Equipment)	16,100	322,161
Danaher (Machinery)	6,700	533,655
Diamond Offshore Drilling (Energy Equipment and Services)	3,900	465,270
Electronic Arts* (Software)	27,700	1,196,086
FedEx (Air Freight and Logistics)	4,300	339,012
General Dynamics (Aerospace and Defense)	4,100	365,474
Gilead Sciences* (Biotechnology)	10,800	582,984
Goldman Sachs Group (Capital Markets)	2,700	496,908
Google (Class A)* (Internet Software and Services)	1,000	473,750
Hess (Oil, Gas and Consumable Fuels)	4,600	466,440
Hewlett-Packard (Computers and Peripherals)	9,300	416,640
Las Vegas Sands* (Hotels, Restaurants and Leisure)	5,800	264,016
Lehman Brothers Holdings (Capital Markets)	30,500	528,870
Lockheed Martin (Aerospace and Defense)	2,400	250,392
MEMC Electronic Materials* (Semiconductors and Semiconductor Equipment)	7,500	346,575
MetroPCS Communications* (Wireless Telecommunication Services)	45,500	756,665
Monsanto (Chemicals)	6,200	738,482
Nabors Industries (Energy Equipment and Services)	11,700	426,582
Oracle* (Software)	39,400	848,282
Praxair (Chemicals)	5,600	524,888
QUALCOMM (Communications Equipment)	11,700	647,478
Royal Caribbean Cruises (Hotels, Restaurants and Leisure)	17,300	440,804
Schlumberger (Energy Equipment and Services)	6,200	629,920
St. Jude Medical* (Health Care Equipment and Supplies)	13,900	647,462
SunPower* (Electrical Equipment)	7,000	551,390
Ultra Petroleum* (Oil, Gas and Consumable Fuels)	6,300	449,694
Wyeth (Pharmaceuticals)	10,800	437,616
XTO Energy (Oil, Gas and Consumable Fuels)	4,400	207,812

		17,007,308

Total Investments 98.3%		34,164,189
Other Assets Less Liabilities 1.7%		595,162

Net Assets 100.0%		$34,759,351

Seligman Global Smaller Companies Fund
July 31, 2008

	Shares, Warrants or Principal Amount		Value

Common Stocks 97.3%
Australia 4.3%
AJ Lucas Group (Construction and Engineering)	68,789	shs.	$375,592
Centamin Eqypt* (Metals and Mining)	361,216		391,911
Energy World* (Independent Power Producers and Energy Traders)	703,327		619,967
Futuris (Food Products)	483,671		576,942
Karoon Gas Australia* (Oil, Gas and Consumable Fuels)	196,087		694,508
Karoon Gas Australia*† (Oil, Gas and Consumable Fuels)	11,438		36,640
Minara Resources (Metals and Mining)	134,888		243,472
NRW Holdings* (Construction and Engineering)	280,412		500,568
Primary Health Care (Health Care Providers and Services)	104,422		506,159
Ramsay Health Care (Health Care Providers and Services)	151,945		1,370,078
Straits Resources (Metals and Mining)	69,900		375,927
Transfield Services (Commercial Services and Supplies)	90,296		634,834
Whitehaven Coal* (Oil, Gas and Consumable Fuels)	168,802		619,546
WHK Group (Commercial Services and Supplies)	551,712		616,950

			7,563,094

Brazil 4.7%
Brasil Brokers Paricipacoes* (Real Estate Investment Trusts)	1,300		1,033,327
Companhia Brasileira de Desenvolvimento Imobiliario Turistico* (Real Estate Management and Development)	2,200		1,081,474
Companhia de Saneamento de Minas Gerias “Coposa MG” (Water Utilities)	53,300		997,057
Cosan Industria e Comercio* (Food Products)	68,600		1,348,525
General Shopping Brazil* (Real Estate Management and Development)	164,600		944,745
Lupatech (Machinery)	38,500		1,450,233
Profarma Distribuidora de Produtos Farmaceuticos* (Health Care Providers and Services)	63,400		617,283
Tecnisa* (Household Durables)	177,100		848,018

			8,320,662

Canada 5.6%
Allen-Vanguard* (Electronic Equipment and Instruments)	251,500		466,673
Canaccord Capital (Capital Markets)	55,900		421,454
Dundee Real Estate Investment Trust (Real Estate Investment Trusts)	22,500		718,541
Frontera Copper* (Metals and Mining)	200,100		488,549
Gluskin Shef & Associates* (Capital Markets)	37,800		690,327
Gluskin Shef & Associates*† (Capital Markets)	12,500		228,283
GMP Capital Trust (Capital Markets)	44,800		593,279
Mahalo Energy* (Oil, Gas and Consumable Fuels)	131,800		296,050
OPTI Canada (Oil, Gas and Consumable Fuels)	41,500		787,890
Sherritt International (Metals and Mining)	56,000		579,169
Sierra Wireless* (Communications Equipment)	65,600		813,440
Synenco Energy* (Oil, Gas and Consumable Fuels)	116,200		1,159,787
Synenco Energy*† (Oil, Gas and Consumable Fuels)	10,000		99,810
Tanganyika Oil (SDR)* (Oil, Gas and Consumable Fuels)	18,900		421,958
Uranium Participation* (Oil, Gas and Consumable Fuels)	89,000		757,058
Value Creation* (Oil, Gas and Consumable Fuels)	48,575		475,337
Western Goldfields (Metals and Mining)	408,000		869,040

			9,866,645

China 0.5%
Shandong Weigao Group Medical Polymer (Class H) (Health Care Equipment and Supplies)	640,000		863,002

Denmark 0.2%
Trigon Agri* (Food Products)	179,500		347,945

Finland 0.5%
Outotec* (Construction and Engineering)	17,521		897,814

France 4.1%
April Group (Insurance)	14,431		720,035
bioMerieux (Health Care Equipment and Supplies)	3,759		418,393
Cegedim (Health Care Technology)	4,092		283,150
Eurofins Scientific* (Life Sciences Tools and Services)	5,226		476,108
Guerbet (Health Care Equipment and Supplies)	4,202		818,832
Guyenne et Gascogne (Food and Staples Retailing)	4,645		518,596
Korian* (Health Care Providers and Services)	23,904		857,148
Rhodia (Chemicals)	38,104		720,234
Seche Environnement (Commercial Services and Supplies)	7,760		744,734
Sechilienne-Sidec (Independent Power Producers and Energy Traders)	11,036		875,225
Vilmorin (Food Products)	4,317		812,540

			7,244,995

Germany 0.9%
ElringKlinger (Auto Components)	19,405		532,704
Kontron* (Semiconductors and Semiconductor Equipment)	48,708		658,739
Stada Arzneimittel (Pharmaceuticals)	6,417		331,545

			1,522,988

Greece 0.5%
StealthGas* (Oil, Gas and Consumable Fuels)	59,500		892,500

Hong Kong 1.3%
Dickson Concepts International (Specialty Retail)	982,000		647,978
First Pacific* (Food Products)	728,000		416,278
Huabao International Holdings (Chemicals)	1,289,000		1,035,616
Stella International Holding* (Textiles, Apparel and Luxury Goods)	109,500		192,849

			2,292,721

Indonesia 0.2%
Indika Energy PT* (Oil, Gas and Consumable Fuels)	1,010,500		349,981

Italy 2.0%
Antichi Pellettieri* (Textiles, Apparel and Luxury Goods)	78,922		786,039
DiaSorin* (Health Care Equipment and Supplies)	50,818		1,156,982
Enia* (Multi-Utilities)	52,260		609,300
Immobiliare Grande Distribuzione (Real Estate Investment Trusts)	165,077		528,515
Pirelli (Real Estate Management and Development)	21,416		433,921

			3,514,757

Japan 14.2%
Aeon Delight (Commercial Services and Supplies)	22,000		514,721
Air Water (Chemicals)	77,000		958,046
Asics (Textiles, Apparel and Luxury Goods)	92,000		855,492
Disco (Semiconductors and Semiconductor Equipment)	9,300		366,116
Don Quijote (Multiline Retail)	28,500		531,876
Eagle Industry (Auto Components)	64,000		443,500
EPS (Life Sciences Tools and Services)	149		663,862
Hisamitsu Pharmaceutical (Pharmaceuticals)	14,400		601,540
Iino Kaiun Kaisha (Marine)	95,600		808,771
Itochu Techno-Solutions (IT Services)	12,600		351,092
Jafco (Capital Markets)	19,900		761,166
Japan Logistics Fund (Real Estate Investment Trusts)	76		442,095
Japan Pure Chemical (Chemicals)	97		362,246
Keiyo Bank (Commercial Banks)	74,000		403,648
Kobayashi Pharmaceutical (Personal Products)	25,200		823,914
Miura (Machinery)	48,200		1,057,523
Modec (Energy Equipment and Services)	32,000		960,549
Moshi Moshi Hotline (Commercial Services and Supplies)	40,800		1,040,938
Musashino Bank (Commercial Banks)	11,600		440,396
Nabtesco (Machinery)	121,000		1,373,681
Neturen (Metals and Mining)	38,100		289,253
Nippon Carbon (Electrical Equipment)	87,000		477,514
OBIC (IT Services)	5,610		1,021,672
OBIC Business Consultants (Software)	30,700		1,137,602
Osaka Securities Exchange (Diversified Financial Services)	150		642,661
Point* (Specialty Retail)	21,330		656,211
Sazaby (Specialty Retail)	17,700		286,635
SEC Carbon (Electrical Equipment)	42,000		321,741
Seven Bank (Commercial Banks)	245		585,756
Shinko Plantech (Energy Equipment and Services)	110,800		1,583,914
Sysmex (Health Care Equipment and Supplies)	26,500		1,086,544
TOC (Real Estate Management and Development)	100,000		473,216
Tokai Carbon (Chemicals)	37,000		440,062
Tsumura (Pharmaceuticals)	31,700		840,712
Unicharm Petcare (Food Products)	31,600		950,160
Yokogawa Electric (Electronic Equipment and Instruments)	55,500		467,538

			25,022,363

Liechtenstein 0.3%
Verwaltungs- und Privat-Bank (Capital Markets)	2,236		539,056

Malaysia 1.0%
AirAsia* (Airlines)	1,459,700		500,062
Asiatic Development (Food Products)	393,400		784,219
Kulim (Malaysia) (Food Products)	188,300		463,878

			1,748,159

Mexico 0.5%
Grupo Simec (ADR)* (Metals and Mining)	59,500		947,835

Netherlands 1.8%
Dockwise* (Energy Equipment and Services)	191,500		667,036
Draka Holding* (Electrical Equipment)	24,542		661,238
Imtech (Construction and Engineering)	27,300		604,001
Smit Internationale (Transportation Infrastructure)	6,326		583,333
Spazio Investment* (Real Estate Management and Development)	56,564		705,664

			3,221,272

Norway 2.1%
DNO* (Oil, Gas and Consumable Fuels)	410,000		658,769
Korgsberg Gruppen (Aerospace and Defense)	19,750		1,341,996
TGS Nopeq Geophysical* (Energy Equipment and Services)	56,100		706,585
Wavefield Inseis* (Energy Equipment and Services)	164,400		1,051,127

			3,758,477

Panama 0.4%
Thunderbird Resorts* (Hotels, Restaurants and Leisure)	87,100		783,900

Papua New Guinea 0.3%
New Britain Palm Oil (Food Products)	63,788		500,293

Philippines 0.4%
PNOC Energy Development (Independent Power Producers and Energy Traders)	5,979,000		651,893

Russia 0.2%
Black Earth Farming (SDR)* (Food Products)	61,500		318,718

Singapore 0.9%
Goodpack* (Air Freight and Logistics)	817,000		863,105
Hyflux (Water Utilities)	339,000		675,791

			1,538,896

South Korea 1.1%
Cheil Communications (Media)	1,831		410,853
Credu (Diversified Consumer Services)	8,225		433,077
Hanmi Pharm (Pharmaceuticals)	942		113,170
Korea Plant Service & Engineering (Commercial Services and Supplies)	38,220		939,325

			1,896,425

Sweden 0.4%
SWECO* (Construction and Engineering)	83,800		721,112

Switzerland 2.0%
Dufry Group* (Specialty Retail)	19,739		1,407,926
Dufry South America (BDR)* (Specialty Retail)	65,000		1,087,276
Paris RE Holdings* (Insurance)	29,191		486,874
Temenos Group* (Software)	20,130		591,581

			3,573,657

United Kingdom 7.6%
Babcock International Group (Commercial Services and Supplies)	65,259		778,278
Cape* (Commercial Services and Supplies)	206,409		972,303
Clapham House Group* (Hotels, Restaurants and Leisure)	102,309		191,434
Close Brothers Group (Capital Markets)	42,499		499,221
Dawnay, Day Treveria* (Real Estate Management and Development)	467,749		225,975
Fenner (Machinery)	87,169		419,973
Hampson Industries (Aerospace and Defense)	269,223		920,711
Hamworthy KSE (Machinery)	63,636		594,043
IG Group Holdings (Diversified Financial Services)	81,253		569,081
Infinity Bio-Energy* (Oil, Gas and Consumable Fuels)	315,514		1,151,626
James Fisher & Sons (Oil, Gas and Consumable Fuels)	8,289		89,550
Katanga Mining* (Metals and Mining)	80,200		873,314
Laird Group (Electronic Equipment and Instruments)	34,389		197,406
Lancashire Holdings* (Insurance)	79,174		481,326
Mears Group (Commercial Services and Supplies)	178,823		989,856
Rightmove (Media)	74,285		433,546
RPS Group (Commercial Services and Supplies)	137,564		854,363
Senior (Machinery)	420,215		873,072
Ultra Electronics Holdings (Aerospace and Defense)	41,817		1,081,696
VT Group (Aerospace and Defense)	59,051		741,132
Wolfson Microelectronics* (Electronic Equipment and Instruments)	223,022		495,437

			13,433,343

United States 39.0%
AMCOL International (Metals and Mining)	28,000		893,760
AmSurg* (Health Care Providers and Services)	27,750		743,700
Anworth Mortgage Asset (Real Estate Investment Trusts)	63,800		379,610
Arena Pharmaceuticals* (Biotechnology)	133,000		901,740
ARIAD Pharmaceuticals* (Biotechnology)	254,100		830,907
Arlington Tankers (Oil, Gas and Consumable Fuels)	47,200		962,408
ARRIS Group* (Communications Equipment)	83,000		794,310
Asyst Technologies* (Semiconductors and Semiconductor Equipment)	213,800		925,754
ATP Oil & Gas* (Oil, Gas and Consumable Fuels)	25,500		725,475
Basic Energy Services (Energy Equipment and Services)	24,100		648,772
BPZ Energy* (Oil, Gas and Consumable Fuels)	42,200		761,710
Cano Petroleum* (Oil, Gas and Consumable Fuels)	99,200		391,840
Capstead Mortgage (Real Estate Investment Trusts)	77,800		849,576
Carpenter Technology (Metals and Mining)	22,400		866,880
Casual Male Retail Group* (Specialty Retail)	178,400		724,304
Cato (Class A) (Specialty Retail)	40,800		729,912
Centennial Communcations* (Wireless Telecommunication Services)	135,300		1,087,812
Charming Shoppes* (Specialty Retail)	143,700		783,165
Complete Production Services* (Energy Equipment and Services)	21,000		668,640
CRA International* (Commercial Services and Supplies)	22,500		846,675
CV Therapeutics* (Biotechnology)	130,500		1,222,785
Dollar Financial* (Consumer Finance)	55,500		1,073,370
DSP Group* (Semiconductors and Semiconductor Equipment)	132,000		931,920
DSW* (Specialty Retail)	63,100		852,481
Eddie Bauer Holdings* (Specialty Retail)	154,100		857,566
EFJ* (Communications Equipment)	84,400		146,012
Encore Acquisition* (Oil, Gas and Consumable Fuels)	10,250		634,167
Energy Partners* (Oil, Gas and Consumable Fuels)	81,500		968,220
Evercore Partners* (Capital Markets)	43,100		562,886
Exelixis* (Life Sciences Tools and Services)	179,800		1,258,600
FairPoint Communications (Diversified Telecommunication Services)	137,200		952,168
Force Protection (Machinery)	119,900		414,854
GeoEye* (Commercial Services and Supplies)	45,500		985,075
Globalstar* (Diversified Telecommunication Services)	276,900		767,013
Grubb & Ellis* (Real Estate Management and Development)	242,600		803,006
H&E Equipment Services (Trading Companies and Distributors)	52,600		669,598
Harris Stratex Networks* (Communications Equipment)	111,200		817,320
Hatteras Financial* (Real Estate Investment Trusts)	21,900		502,605
Hercules Offshore* (Energy Equipment and Services)	21,900		546,843
Hersha Hospitality Trust (Real Estate Investment Trusts)	119,000		844,900
Highbury Financial* (Diversified Financial Services)	18,300		59,109
Highbury Financial (Units)* (Diversified Financial Services)	67,000		222,775
Horsehead Holding* (Metals and Mining)	93,900		1,145,580
Human Genome Sciences* (Biotechnology)	178,900		1,186,107
Hutchinson Technology* (Computers and Peripherals)	38,700		574,308
Imation (Computers and Peripherals)	39,100		745,246
Incyte* (Biotechnology)	125,500		1,162,130
Investors Real Estate Trust (Real Estate Investment Trusts)	101,400		1,064,700
JDA Software Group (Software)	46,900		800,583
Jupitermedia* (Internet Software and Services)	71,300		85,560
Kansas City Life Insurance (Insurance)	12,400		626,076
Knot* (Internet Software and Services)	114,000		998,640
Lance (Food Products)	49,800		916,320
Medicines* (Pharmaceuticals)	40,200		892,842
MFA Mortgage Investments (Real Estate Investment Trusts)	139,000		896,550
Micrus Endovascular* (Health Care Equipment and Supplies)	43,000		625,220
MIPS Technologies* (Semiconductors and Semiconductor Equipment)	181,600		690,080
NETGEAR* (Communications Equipment)	64,000		969,600
Novatel Wireless* (Computers and Peripherals)	100,200		936,870
Odyssey HealthCare* (Health Care Providers and Services)	74,500		701,790
Office Depot* (Specialty Retail)	101,500		690,200
Oilsands Quest* (Oil, Gas and Consumable Fuels)	130,400		588,104
Oilsands Quest* ($6.75, expiring 12/5/09) (Oil, Gas and Consumable Fuels)	11,750	wts	19,388
OM Group* (Chemicals)	25,500	shs.	856,800
Orion Marine Group*† (Construction and Engineering)	67,400		933,490
OSI Systems* (Electronic Equipment and Instruments)	24,300		512,001
Palm* (Computers and Peripherals)	154,300		1,015,294
Park Electrochemical (Electronic Equipment and Instruments)	40,800		1,033,872
ParkerVision* (Leisure Equipment and Products)	73,000		798,620
Platinum Underwriters Holdings (Insurance)	29,480		1,064,228
PMC - Sierra (Semiconductors and Semiconductor Equipment)	101,700		736,308
RAM Holdings* (Insurance)	54,400		90,304
Regis (Diversified Consumer Services)	32,400		906,876
Rentech* (Oil, Gas and Consumable Fuels)	392,400		745,560
Rentech* ($2.49, expiring 12/10/09) (Oil, Gas and Consumable Fuels)	7,000	wts.	4,451
Retail Ventures* (Multiline Retail)	116,000	shs.	498,800
Rigel Pharmaceuticals* (Biotechnology)	51,654		1,314,078
RSC Holdings* (Trading Companies and Distributors)	79,500		757,635
Rudolph Technologies* (Semiconductors and Semiconductor Equipment)	77,500		676,575
SeaChange International* (Communications Equipment)	64,700		480,074
Shutterfly* (Internet and Catalog Retail)	94,300		860,959
Superior Well Services* (Energy Equipment and Services)	25,100		797,176
Swift Energy* (Oil, Gas and Consumable Fuels)	16,000		813,120
TAL International Group* (Trading Companies and Distributors)	36,000		910,800
Textainer Group Holdings* (Trading Companies and Distributors)	50,100		937,872
Titanium Asset Management* (Capital Markets)	95,000		534,375
Titanium Asset Management* ($4, expiring 6/21/11) (Capital Markets)	95,000	wts.	128,250
True Religion Apparel* (Textiles, Apparel and Luxury Goods)	10,200	shs.	263,568
TTM Technologies* (Electronic Equipment and Instruments)	67,300		757,125
Universal Stainless & Alloy Products* (Metals and Mining)	17,000		648,720
World Acceptance* (Consumer Finance)	27,000		884,520
Zygo* (Electronic Equipment and Instruments)	63,009		681,127

			68,568,695

Total Common Stocks			170,901,198

Convertible Bond 0.3%
United States 0.3%
Nova Biosource Fuels 10%, 9/30/12 (Oil, Gas and Consumable Fuels)	$1,032,000		495,360

Convertible Preferred Stock 0.1%
Canada 0.1%
Scorpio Mining 7%, 5/5/11 (Metals and Mining)	238,400	shs.	227,300

Total Investments 97.7%			171,623,858
Other Assets Less Liabilities 2.3%			4,086,739

Net Assets 100.0%			$175,710,597

Seligman Global Technology Fund
July 31, 2008

	Shares	Value

Common Stocks 96.4%
Australia 0.0%

UCMS Group (Office Services and Supplies)	143,278	$115,349

Brazil 0.9%
Bovespa Holding* (Specialized Finance)	230,000	2,906,021

Canada 3.0%
Open Text* (Internet Software and Services)	58,900	1,832,379
Research In Motion* (Communications Equipment)	69,900	8,585,118

		10,417,497

China 2.0%
China Security & Surveillance Technology* (Electronic Equipment Manufacturers)	107,800	1,519,980
JA Solar Holdings (ADR)* (Electrical Components and Equipment)	108,200	1,641,394
Longtop Financial Technologies (ADR)* (Application Software)	200,100	3,375,687
VanceInfo Technologies (ADR)* (Application Software)	29,400	264,894

		6,801,955

France 1.6%
Cap Gemini (IT Consulting and Other Services)	86,679	5,561,839

India 5.5%
3i Infotech (Systems Software)	842,950	2,118,735
Infosys Technologies (ADR) (IT Consulting and Other Services)	46,000	1,811,940
Rolta India (IT Consulting and Other Services)	851,534	6,181,404
Satyam Computer Services (IT Consulting and Other Services)	804,280	7,164,651
Tech Mahindra (IT Consulting and Other Services)	98,500	1,737,632

		19,014,362

Israel 5.1%
Check Point Software Technologies* (Systems Software)	763,616	17,433,353
Voltaire (Application Software)	36,200	146,248

		17,579,601

Japan 3.6%
Murata Manufacturing (Electronic Equipment Manufacturers)	142,100	5,849,043
Nidec (Electronic Equipment Manufacturers)	26,700	1,892,652
Shinko Electric Industries (Semiconductors)	345,000	4,543,437

		12,285,132

Netherlands 0.5%
Koninklijke (Royal) KPN (Integrated Telecommunication Services)	105,900	1,845,039

Taiwan 3.9%
Acer (Computer Hardware)	2,762,170	5,633,256
GigaMedia* (Internet Software and Services)	86,100	1,081,416
HON HAI Precision Industry (Electronic Manufacturing Services)	1,355,000	6,536,516

		13,251,188

United Kingdom 0.7%
Telecity Group* (Internet Software and Services)	184,742	869,732
Vodaphone Group (ADR) (Wireless Telecommunication Services)	57,909	1,553,698

		2,423,430

United States 69.6%
Advanced Medical Optics (Health Care Equipment)	93,100	1,616,216
Amdocs* (IT Consulting and Other Services)	661,000	20,101,010
Apple* (Computer Hardware)	41,200	6,548,740
Arrow Electronics (Technology Distributors)	80,000	2,577,600
Aspen Technology (Application Software)	218,099	2,900,717
Autodesk (Application Software)	485,900	15,495,351
Avnet* (Technology Distributors)	167,114	4,555,528
BMC Software* (Systems Software)	441,508	14,521,198
CA (Systems Software)	61,700	1,472,162
Cadence Design Systems* (Application Software)	532,500	3,935,175
Cisco Systems* (Communications Equipment)	397,800	8,747,622
Electronics for Imaging* (Computer Storage and Peripherals)	129,200	1,810,092
EMC* (Computer Storage and Peripherals)	487,000	7,309,870
Hewlett-Packard (Computer Hardware)	60,500	2,710,400
International Business Machines (Computer Hardware)	31,000	3,967,380
JDA Software Group (Application Software)	132,731	2,265,718
Lawson Software* (Application Software)	343,900	2,789,029
Magma Design Automation* (Application Software)	275,600	1,747,304
Marvell Technology Group* (Semiconductors)	1,046,627	15,479,613
Maxim Integrated Products (Semiconductors)	85,000	1,669,400
McAfee* (Internet Software and Services)	666,113	21,815,201
Mentor Graphics (Application Software)	377,891	5,245,127
Microsoft (Systems Software)	222,700	5,727,844
NetApp* (Computer Storage and Peripherals)	411,100	10,503,605
ON Semiconductor (Semiconductors)	518,800	4,871,532
Oracle* (Systems Software)	336,200	7,238,386
QUALCOMM (Communications Equipment)	174,000	9,629,160
Quest Diagnostics (Health Care Services)	35,000	1,860,600
Seagate Technology (Computer Storage and Peripherals)	305,000	4,565,850
SonicWALL* (Internet Software and Services)	406,600	2,374,544
Symantec* (Internet Software and Services)	817,300	17,220,511
Synopsys* (Application Software)	772,400	18,553,048
Verigy* (Semiconductor Equipment)	71,714	1,594,202
VeriSign* (Internet Software and Services)	200,500	6,524,270

		239,944,005

Total Investments 96.4%		332,145,418
Other Assets Less Liabilities 3.6%		12,409,965

Net Assets 100.0%		$344,555,383

Seligman International Growth Fund
July 31, 2008

	Shares	Value

Common Stocks 96.1%
Australia 1.4%
CSL (Biotechnology)	30,753	$998,615

Belgium 1.7%
Hansen Transmissions International* (Machinery)	188,793	1,176,914

Brazil 1.4%
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	33,900	1,018,017

Canada 4.1%
Cameco (Oil, Gas and Consumable Fuels)	6,200	222,766
Canadian Natural Resources (Oil, Gas and Consumable Fuels)	4,500	351,624
Potash Corp. of Saskatchewan (Chemicals)	5,700	1,164,339
Research In Motion* (Communications Equipment)	6,500	798,330
Suncor Energy (Oil, Gas and Consumable Fuels)	6,400	347,892

		2,884,951

China 3.4%
China Communications Construction (Construction and Engineering)	312,000	580,834
China Merchants Bank* (Commercial Banks)	122,000	441,899
LDK Solar (ADR)* (Semiconductors and Semiconductor Equipment)	40,100	1,350,167

		2,372,900

Denmark 6.6%
Carlsberg (Class B) (Beverages)	23,080	1,872,506
Vestas Wind Systems (Electrical Equipment)	21,250	2,793,648

		4,666,154

Finland 2.9%
Nokia (Communications Equipment)	75,857	2,073,447

France 8.7%
Alstom* (Electrical Equipment)	12,332	1,389,421
BNP Paribas (Commercial Banks)	14,103	1,400,320
PPR* (Multiline Retail)	8,868	960,600
Societe Generale (Commercial Banks)	15,178	1,413,142
Sodexo (Hotels, Restaurants and Leisure)	8,755	570,400
Vallourec (Machinery)	1,268	376,523

		6,110,406

Germany 11.6%
Allianz (Insurance)	6,518	1,105,422
Arcandor (Multiline Retail)	140,687	1,628,614
Commerzbank (Commercial Banks)	59,515	1,925,145
E.ON (Electric Utilities)	3,659	698,174
K&S (Chemicals)	7,260	900,043
Siemens (Industrial Conglomerates)	3,839	470,949
Wacker Chemie* (Specialty Chemicals)	7,192	1,488,534

		8,216,881

Ireland 2.9%
Elan (ADR)* (Pharmaceuticals)	65,400	1,311,270
Ryanair Holdings (ADR)* (Airlines)	29,700	723,195

		2,034,465

Israel 0.9%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	13,700	614,308

Japan 7.6%
Honda Motor (Automobiles)	22,800	728,963
Mitsui Fudosan (Real Estate Management and Development)	58,000	1,302,248
Mizuho Financial Group (Commercial Banks)	210	1,005,610
Nintendo (Software)	4,800	2,314,655

		5,351,476

Netherlands 2.4%
Seadrill* (Energy Equipment and Services)	13,150	395,132
Unilever (Food Products)	47,458	1,311,924

		1,707,056

Norway 2.0%
Renewable Energy (Electrical Equipment)	47,800	1,388,279

Spain 2.5%
Gamesa Corporacion Tecnologica (Electrical Equipment)	15,495	737,659
Iberdrola Renovables* (Independent Power Producers and Energy Traders)	156,876	1,039,205

		1,776,864

Switzerland 12.8%
Julius Baer Holding (Capital Markets)	19,886	1,268,759
Nestle (Food Products)	17,036	746,613
Novartis (Pharmaceuticals)	25,015	1,482,766
Roche Holding (Pharmaceuticals)	6,838	1,262,763
Synthes (Health Care Equipment and Supplies)	4,145	573,026
UBS (Capital Markets)	96,375	1,844,175
Xstrata (Metals and Mining)	26,003	1,864,068

		9,042,170

Taiwan 1.3%
High Tech Computer (Computers and Peripherals)	57,200	896,383

United Kingdom 21.9%
3i Group (Capital Markets)	132,774	2,357,541
ARM Holdings (Semiconductors and Semiconductor Equipment)	921,641	1,737,525
Autonomy* (Software)	84,133	1,773,740
BHP Billiton (Metals and Mining)	19,596	653,947
British Airways* (Airlines)	277,664	1,388,929
Cadbury (Food Products)	91,400	1,079,152
Capita Group (Commercial Services and Supplies)	33,190	451,949
Carphone Warehouse Group (Specialty Retail)	10,127	37,638
Compass Group (Hotels, Restaurants and Leisure)	37,584	270,649
EasyJet* (Airlines)	264,523	1,729,303
J Sainsbury (Food and Staples Retailing)	61,653	384,489
Man Group (Capital Markets)	181,613	2,193,863
Michael Page International (Commercial Services and Supplies)	196,827	1,001,723
Reckitt Benckiser Group (Household Products)	6,723	367,464

		15,427,912

Total Investments 96.1%		67,757,198
Other Assets Less Liabilities 3.9%		2,748,582

Net Assets 100.0%		$70,505,780

Seligman Global Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
July 31, 2008

ADR – American Depositary Receipts.

BDR – Brazilian Depositary Receipts.

GDR – Global Depositary Receipts.

SDR – Swedish Depositary Receipts.

* Non-income producing security.

† The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

1.

Organization – Seligman Global Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Series consists of five separate Funds: Seligman Emerging Markets Fund (“Emerging Markets Fund”), Seligman Global Growth Fund (“Global Growth Fund”), Seligman Global Smaller Companies Fund (“Global Smaller Companies Fund”), Seligman Global Technology Fund (“Global Technology Fund”), and Seligman International Growth Fund (“International Growth Fund”).

2.

Security Valuation and Risk – Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors has authorized the use of a third party pricing service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movement, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available or otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if J. & W. Seligman & Co.  Incorporated (the “Manager”) believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

The books and records of each fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

At July 31, 2008, each Fund’s cost of investments for federal income tax purposes was as follows:

Fund	Tax Basis Cost

Emerging Markets Fund	$111,025,288
Global Growth Fund	32,207,167
Global Smaller Companies Fund	195,289,280
Global Technology Fund	353,098,183
International Growth Fund	69,736,603

          The tax basis gross and net unrealized appreciation and depreciation of portfolio securities, were as follows:

Fund	Total Unrealized Appreciation	Total Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Markets Fund	$17,649,219	$(10,841,591)	$6,807,628
Global Growth Fund	4,906,706	(2,949,684)	1,957,022
Global Smaller Companies Fund	13,709,167	(37,374,589)	(23,665,422)
Global Technology Fund	11,541,166	(32,493,931)	(20,952,765)
International Growth Fund	4,804,331	(6,783,736)	(1,979,405)

The following risks apply to some or all of the investments in which the Funds invest. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in emerging market and other smaller foreign companies should be considered speculative. Stocks of large- or small-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of the Funds investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. To the extent that a Fund has a substantial percentage of its assets exposed to an industry, the Fund’s performance may be negatively affected if that industry falls out of favor.

3.

Subsequent Events - On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire the Manager in a transaction that is likely to close in the fourth quarter of 2008. Under the Investment Company Act of 1940, as amended, consummation of the acquisition of the Manager by RiverSource Investments, LLC (“RiverSource”), a wholly owned subsidiary of Ameriprise, will result in a change of control of the Manager and an assignment and automatic termination of the Series’ current management agreements with the Manager and current sub-advisory agreement between the Manager and Wellington Management Company, LLP (“Wellington”) relating to Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, and Seligman International Growth Fund (the “Sub-Advised Funds”). On July 29, 2008, the Series’ Board approved a new advisory agreement between the Series and RiverSource, a new administration agreement between the Series and Ameriprise, and a new sub-advisory agreement between the Series and Wellington relating to the Sub-Advised Funds. The new advisory agreement and, as applicable, sub-advisory agreement will be presented to the shareholders of the Funds for their approval.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	September 24, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 24, 2008

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.